Annual Total Returns - Fidelity® Total International Equity Fund [BarChart] - 10.31 Fidelity Total International Equity Fund - AMCIZ PRO-14 - Fidelity® Total International Equity Fund - Fidelity Total International Equity Fund-Class A
Dec. 30, 2021
Bar Chart Table:
Annual Return 2011	(14.49%)
Annual Return 2012	21.97%
Annual Return 2013	15.57%
Annual Return 2014	(5.06%)
Annual Return 2015	0.13%
Annual Return 2016	(0.89%)
Annual Return 2017	30.06%
Annual Return 2018	(15.39%)
Annual Return 2019	27.21%
Annual Return 2020	17.71%